SHORT-TERM DEBT AND LONG-TERM DEBT (Tables)	12 Months Ended
Dec. 31, 2022
SHORT-TERM DEBT AND LONG-TERM DEBT
Schedule of loans and financing

	2022	2021
Ten/Thirty Year Bonds	8,514,787	10,526,649
Other loans	2,664,830	583,137
Total Loans and Financing	11,179,617	11,109,786
Current	2,492,262	234,537
Non-current	8,687,355	10,875,249

Principal amount of loans and Financing	11,029,354	10,952,983
Interest accrued of loans and Financing	150,263	156,803
Total	11,179,617	11,109,786

(*) Weighted average effective interest costs on December 31, 2022, which represents total of 6.34%.

Schedule of loans and financing by currency

	2022	2021
Brazilian Real (BRL)	1,273,180	461,187
U.S. Dollar (USD)	9,581,266	10,535,532
Other currencies	325,171	113,067
	11,179,617	11,109,786

Schedule of amortization of long term loans and financing

	2022	2021
2023	—	1,115,211
2024	809,098	878,044
2025	410,840	405,788
2026	10,410	3,117,768
2027 em diante	7,457,007	5,358,438
	8,687,355	10,875,249